Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 item	Dec. 31, 2012 item
Number of Securities
Unrealized loss for less than twelve months	103	256
Unrealized loss for twelve months or longer	160
Total	263	256
Fair Value
Unrealized loss for less than twelve months	$ 666,812	$ 446,562
Unrealized loss for twelve months or longer	202,117
Estimated Fair Value, Total	868,929	446,562
Unrealized Loss
Unrealized loss for less than twelve months	50,933	2,603
Unrealized loss for twelve months or longer	16,892
Total	67,825	2,603
U.S. Treasury securities
Number of Securities
Unrealized loss for less than twelve months	6	2
Total	6	2
Fair Value
Unrealized loss for less than twelve months	12,748	2,427
Estimated Fair Value, Total	12,748	2,427
Unrealized Loss
Unrealized loss for less than twelve months	238	2
Total	238	2
Bonds
Number of Securities
Unrealized loss for less than twelve months	35	14
Unrealized loss for twelve months or longer	5
Total	40	14
Fair Value
Unrealized loss for less than twelve months	526,817	236,305
Unrealized loss for twelve months or longer	90,931
Estimated Fair Value, Total	617,748	236,305
Unrealized Loss
Unrealized loss for less than twelve months	45,274	314
Unrealized loss for twelve months or longer	10,453
Total	55,727	314
Residential mortgage-backed securities
Number of Securities
Unrealized loss for less than twelve months	2	7
Unrealized loss for twelve months or longer	3
Total	5	7
Fair Value
Unrealized loss for less than twelve months	2,194	12,279
Unrealized loss for twelve months or longer	9,309
Estimated Fair Value, Total	11,503	12,279
Unrealized Loss
Unrealized loss for less than twelve months	54	70
Unrealized loss for twelve months or longer	530
Total	584	70
Collateralized mortgage obligations
Number of Securities
Unrealized loss for less than twelve months	7	8
Unrealized loss for twelve months or longer	2
Total	9	8
Fair Value
Unrealized loss for less than twelve months	84,054	38,887
Unrealized loss for twelve months or longer	4,995
Estimated Fair Value, Total	89,049	38,887
Unrealized Loss
Unrealized loss for less than twelve months	4,320	79
Unrealized loss for twelve months or longer	70
Total	4,390	79
Corporate debt securities
Number of Securities
Unrealized loss for less than twelve months	7
Total	7
Fair Value
Unrealized loss for less than twelve months	10,754
Estimated Fair Value, Total	10,754
Unrealized Loss
Unrealized loss for less than twelve months	378
Total	378
States and political subdivisions
Number of Securities
Unrealized loss for less than twelve months	46	225
Unrealized loss for twelve months or longer	150
Total	196	225
Fair Value
Unrealized loss for less than twelve months	30,245	156,664
Unrealized loss for twelve months or longer	96,882
Estimated Fair Value, Total	127,127	156,664
Unrealized Loss
Unrealized loss for less than twelve months	669	2,138
Unrealized loss for twelve months or longer	5,839
Total	$ 6,508	$ 2,138